Adjustments Associated with the Separation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2013
Schedule Of Separation Adjustments [Line Items]
Net liabilities retained by Pfizer	$ 436
Addition of net benefit plan liabilities, retained by Pfizer	25
Elimination of noncurrent deferred tax assets, retained by Pfizer	49
Addition of noncurrent deferred tax assets, retained by Pfizer	8
Addition of noncurrent deferred tax assets related to net operating loss and tax credit carryforwards, retained by Pfizer	2
Addition of noncurrent deferred tax liabilities related to property, plant and equipment transferred by Pfizer	2
Elimination of allocated long-term debt, retained by Pfizer	582
Elimination of allocated accrued Interest payable, retained by Pfizer	16
Elimination of allocated unamortized deferred debt issuance costs, retained by Pfizer	2
Certain net financial assets retained by Pfizer	45
Removal of miscellaneous other liabilities, retained by Pfizer	52
Removal of miscellaneous other assets, retained by Pfizer	5
Separation Adjustment | Non U.S. Jurisdiction
Schedule Of Separation Adjustments [Line Items]
Removal of inventories, retained by Pfizer	10
Removal of property, plant and equipment, retained by Pfizer	20
Removal of other miscellaneous net assets, retained by Pfizer	1
Separation Adjustment | Non-dedicated Manufacturing Sites Retained by Pfizer
Schedule Of Separation Adjustments [Line Items]
Removal of inventories, retained by Pfizer	74
Removal of property, plant and equipment, retained by Pfizer	28
Removal of other net liabilities, retained by Pfizer	21
Separation Adjustment | Non-dedicated Manufacturing Site Transferred by Pfizer
Schedule Of Separation Adjustments [Line Items]
Removal of inventories, retained by Pfizer	46
Addition of property, plant and equipment, retained by Pfizer	56
Removal of net other assets, retained by Pfizer	$ 4